RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related party transactions and balances

	Name	Relationship
(a)	Mr. Lin Mingjun (“Mr. Lin”)	A controlling shareholder and chief executive officer of the Group
(b)	Renren Inc.	A non-controlling shareholder of the Company

	As of December 31,
	2021	2022
Renren and its subsidiaries(1)	$3,943	$1,427
Mr. Lin	—	200
Amounts due to related parties	$3,943	$1,627
(1)	The balance mainly represented the advance fund provided by Renren and its subsidiaries to finance the Group’s daily operations. The amount due to Renren and its subsidiaries of $2,516 were stripped off in conjunction with the disposal of the subsidiaries (Note 4).